Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Statement of changes in equity [abstract]
Schedule of capital components

As at December 31,	2021	2020
Cash and cash equivalents	$41,262,044	$31,219,574
Shareholders' equity	$36,098,985	$24,752,993